STOCK-BASED COMPENSATION - SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - Stock Options	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility	29.00%	28.00%	31.00%
Risk-free interest rate	1.20%	1.60%	1.50%
Expected term (in years)	4 years 9 months 18 days	5 years 3 months 18 days	4 years 9 months 18 days
Dividend yield	0.00%	2.00%	1.50%